Accounting Principles - Summary of Net Income (Loss) (Parenthetical) (Detail) - ExchangeRate	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of number of shares outstanding [Abstract]
Average reference exchange rate	0.90366	0.90121	0.75254